Share-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 30, 2019 shares	Jan. 01, 2018 $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) award_type participant performance_target $ / shares shares	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) award_type performance_target $ / shares shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Jul. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award types | award_type							2
Number of shares exchanged (in shares)		356,792
Weighted average grant date fair value of units granted (in dollars per share) | $ / shares							$ 3.62	$ 0.82	$ 0.01
Total unrecognized compensation cost | $							$ 18,500
Total fair value of units vested | $							92,000	$ 22,600	$ 300
Share-based compensation expense | $			$ 154,746	$ 23,030	$ 196,171	$ 36,228	71,151	22,294	349
Effect of reorganization | $			278,248		$ 278,248
Management Incentive Units and Appreciation Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award types | award_type					2
Share-based compensation expense | $			145,300				$ 71,200	$ 22,300	$ 300
Number of participants impacted by the modification | participant					306
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period of recognition					3 years 10 months 24 days
Share-based compensation expense | $			1,800
Share based compensation cost not yet recognized | $			$ 43,400		$ 43,400
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average participation threshold, units outstanding (dollars per share) | $ / shares			$ 16.00		$ 16.00		$ 0
Total unrecognized compensation cost | $			$ 35,100		$ 35,100
Weighted average period of recognition						2 years
Number of awards granted (in shares)					2,855,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average participation threshold, units outstanding (dollars per share) | $ / shares			$ 16.06		$ 16.06		$ 0
Total unrecognized compensation cost | $			$ 51,400		$ 51,400
Weighted average period of recognition						3 years 2 months 12 days
Number of awards granted (in shares)					3,595,000
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units authorized for issuance (in units)							24,100,000
Weighted average participation threshold, units outstanding (dollars per share) | $ / shares							$ 0.36	$ 0.10
Number of awards granted (in shares)							1,780,900
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units authorized for issuance (in units)							800,000
Weighted average participation threshold, units outstanding (dollars per share) | $ / shares							$ 1.18	$ 0.17
Number of awards granted (in shares)							349,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance targets | performance_target							4
Vesting percentage							25.00%
Time-Vested Units | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							25.00%
Award vesting period							1 year
Requisite service period							48 months
Time-Vested Units | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							75.00%
Award vesting period					36 months
Requisite service period							3 years
Unvested restricted stock and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $			$ 7,700
Number of awards granted (in shares)					6,449,483
Restricted Stock And Restricted Stock Units, Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance targets | performance_target					4
Vesting percentage					25.00%
Number of awards granted (in shares)					696,873
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average participation threshold, units outstanding (dollars per share) | $ / shares		$ 0.00
Weighted average period of recognition							1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average participation threshold, units outstanding (dollars per share) | $ / shares		$ 0.55
Weighted average period of recognition							1 year 6 months
Equity Incentive Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	52,000,000
Annual increase in shares reserved for future issuance based off of shares outstanding	4.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	6,250,000									6,250,000
Award Period One | Restricted Stock And Restricted Stock Units, Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)					3,379,170
Award Period One | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Award vesting period					1 year
Award Period One | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					75.00%
Award vesting period					36 months
Award Period Two | Restricted Stock And Restricted Stock Units, Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)					2,323,440
Award Period Two | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Award vesting period					1 year
Award Period Two | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					75.00%
Award vesting period					3 years
Award Period Three | Restricted Stock And Restricted Stock Units, Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)					50,000